Goodwill and Intangible Assets - Additional Information (Details)	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) Segment	Jun. 30, 2021 USD ($) Segment	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1,700,000		$ 1,700,000	$ 5,100,000	$ 3,300,000
Goodwill	29,666,000			29,666,000		$ 154,951,000	$ 109,895,000	$ 87,123,000	$ 87,113,000
Trade impairments				13,823,000		$ 0	1,100,000	1,300,000
Goodwill impairment losses	0	$ 125,300,000	$ 0	125,285,000	$ 0		$ 0	0
Number of unit which goodwill allocated | Segment						3	3
Goodwill, Gross						$ 155,000,000.0	$ 109,900,000	87,100,000
Accumulated Impairment Loss						246,000.0	$ 246,000.0	246,000
Estimated Useful Life							5 years
Amortization expense						5,000,000.0	$ 100,000	100,000
Wholesale
Finite-Lived Intangible Assets [Line Items]
Goodwill	0			0		116,304,000	88,808,000	85,940,000	85,930,000
Goodwill impairment losses		116,300,000		116,304,000
Direct to Consumer
Finite-Lived Intangible Assets [Line Items]
Goodwill	29,666,000			29,666,000		29,666,000	20,342,000	$ 1,183,000	1,183,000
Goodwill impairment losses				0
Business to Business
Finite-Lived Intangible Assets [Line Items]
Goodwill	0			0		$ 8,981,000	$ 745,000		$ 0
Goodwill impairment losses		$ 9,000,000.0		8,981,000
Trade names and Trademarks
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 23,100,000			23,100,000
Trade impairments				13,823,000
Goodwill impairment losses				13,800,000
Trade names and Trademarks | Layer Cake
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment losses				4,100,000
Trade names and Trademarks | ACE Trademarks
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment losses				3,700,000
Trade names and Trademarks | Wholesale
Finite-Lived Intangible Assets [Line Items]
Trade impairments				11,500,000
Trade names and Trademarks | Direct to Consumer
Finite-Lived Intangible Assets [Line Items]
Trade impairments				2,200,000
Trade names and Trademarks | Business to Business
Finite-Lived Intangible Assets [Line Items]
Trade impairments				$ 100,000
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life						3 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life						6 years